Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011 Segment	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011 Segment	Dec. 31, 2010	Dec. 31, 2009
Accounting Policies [Line Items]
Amortization expense	$ 24,487,000		$ 24,435,000	$ 73,505,000	$ 69,373,000	$ 93,957,000	$ 77,523,000	$ 77,254,000
Impairment charge						7,100,000
Unamortized internally developed software costs		17,400,000				17,400,000	23,500,000
Terminal value growth rates						3.00%
Goodwill impairment charges		124,106,000				124,106,000
Number of reporting units without impairment		5				5
Advertising cost						17,100,000	10,400,000	5,400,000
Minimum
Accounting Policies [Line Items]
Estimated revenue growth rates						0.00%
Discount rates						10.70%
Product warranty period						1 year
Maximum
Accounting Policies [Line Items]
Estimated revenue growth rates						11.00%
Discount rates						12.50%
Product warranty period						3 years
International
Accounting Policies [Line Items]
Percentage of net sales						26.00%	25.30%	25.50%
Empi Reporting Unit
Accounting Policies [Line Items]
Goodwill impairment charges		76,700,000
Surgical Implant
Accounting Policies [Line Items]
Goodwill impairment charges		47,400,000
Software Developed For Internal Use
Accounting Policies [Line Items]
Amortization expense						2,400,000	1,000,000
Software Developed For Internal Use | Minimum
Accounting Policies [Line Items]
Estimated useful lives						3 years
Software Developed For Internal Use | Maximum
Accounting Policies [Line Items]
Estimated useful lives						10 years
Customer Relationships
Accounting Policies [Line Items]
Intangible Assets Estimated Useful Lives						7 years 8 months 12 days
Patents and Technology
Accounting Policies [Line Items]
Intangible Assets Estimated Useful Lives						10 years 4 months 24 days
Distributor Contracts And Relationships
Accounting Policies [Line Items]
Intangible Assets Estimated Useful Lives				4 years 2 months 12 days		5 years
Trademarks and Tradenames
Accounting Policies [Line Items]
Intangible Assets Estimated Useful Lives				8 years 6 months		9 years 2 months 12 days
Noncompete Agreements
Accounting Policies [Line Items]
Intangible Assets Estimated Useful Lives				2 years 9 months 18 days		3 years 6 months
Trade Names | Empi Reporting Unit
Accounting Policies [Line Items]
Impairment charges		$ 16,900,000
Property and Equipment | Minimum
Accounting Policies [Line Items]
Estimated useful lives of property and equipment						3 years
Property and Equipment | Maximum
Accounting Policies [Line Items]
Estimated useful lives of property and equipment						25 years